UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22520

Oppenheimer Short Duration Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 4/30/2013

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS April 30, 2013 / Unaudited

	Principal Amount	Value

Corporate Bonds and Notes—33.9%

Consumer Discretionary—4.7%

Automobiles—3.3%
American Honda Finance Corp., 0.68% Sr. Unsec. Nts., 6/18/14[1]	$3,500,000	$3,511,756

Daimler Finance North America LLC:
0.879% Sr. Unsec. Nts., 1/9/15[1]	1,000,000	1,003,940
1.608% Sr. Unsec. Nts., 7/11/13[1]	1,500,000	1,503,135
1.95% Sr. Unsec. Nts., 3/28/14[1]	450,000	454,579

Volkswagen International Finance NV:
0.889% Sr. Unsec. Nts., 11/20/14[1]	1,600,000	1,607,291
1.032% Sr. Unsec. Nts., 3/21/14[1]	3,700,000	3,718,508

		11,799,209

Media—1.4%
Comcast Cable Communications LLC, 7.125% Sr. Unsec. Unsub. Nts., 6/15/13	5,000,000	5,040,270

Consumer Staples—5.0%

Beverages—5.0%
Anheuser-Busch InBev Worldwide, Inc., 5.375% Sr. Unsec. Unsub. Nts., 11/15/14	5,232,000	5,609,724

Bottling Group LLC, 6.95% Sr. Unsec. Nts., 3/15/14	5,000,000	5,276,880

Diageo Capital plc, 7.375% Sr. Unsec. Unsub. Nts., 1/15/14	7,500,000	7,858,268

		18,744,872

	Principal Amount	Value

Energy—3.6%

Oil, Gas & Consumable Fuels—3.6%
Apache Corp., 6% Sr. Unsec. Nts., 9/15/13	$2,000,000	$2,040,260

DCP Midstream LLC, 9.70% Sr. Unsec. Nts., 12/1/13[1]	10,500,000	11,018,731

		13,058,991

Financials—13.4%

Capital Markets—1.0%
UBS AG, Stamford, CT, 2.25% Sr. Unsec. Nts., 1/28/14	3,750,000	3,797,749

Commercial Banks—9.1%
Australia & New Zealand Banking Group Ltd., 1.019% Sr. Unsec. Nts., 1/10/14[1]	2,000,000	2,009,938

BNP Paribas SA, 1.179% Sr. Unsec. Nts., 1/10/14	3,000,000	3,012,357

Commonwealth Bank of Australia, 1.01% Sr. Unsec. Nts., 3/17/14[1]	1,500,000	1,509,942

HSBC Bank plc:
0.942% Sr. Nts., 8/12/13[1]	1,000,000	1,001,586
1.078% Sr. Unsec. Nts., 1/17/14[1]	2,500,000	2,514,250

National Australia Bank Ltd.:
1.04% Sr. Unsec. Nts., 12/10/13[1]	2,000,000	2,008,902
3.75% Sr. Unsec. Nts., 3/2/15[1]	2,400,000	2,536,011

Nordea Bank AB, 1.75% Sr. Unsec. Nts., 10/4/13[1]	3,000,000	3,018,510

Rabobank Nederland NV, 3.20% Sr. Unsec. Nts., 3/11/15[1]	1,472,000	1,538,166

Royal Bank of Canada, 0.976% Sr. Unsec. Nts., 10/30/14	1,500,000	1,513,494

Societe Generale SA:
2.20% Sr. Unsec. Nts., 9/14/13[1]	1,100,000	1,105,597
2.50% Sr. Unsec. Nts., 1/15/14[1]	5,710,000	5,794,525

Toronto-Dominion Bank (The), 0.724% Sr. Unsec. Nts., 11/1/13	3,000,000	3,006,699

Westpac Banking Corp.:
1.011% Sr. Unsec. Nts., 12/9/13	1,610,000	1,616,533
1.014% Sr. Unsec. Nts., 3/31/14[1]	1,500,000	1,509,522

		33,696,032

1      OPPENHEIMER SHORT DURATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Consumer Finance—1.8%
American Express Co., 4.875% Sr. Unsec. Nts., 7/15/13	$770,000	$776,681

American Express Credit Corp., 5.875% Sr. Unsec. Nts., 5/2/13	5,760,000	5,760,000

		6,536,681

Diversified Financial Services—1.5%
ING Bank NV:
1.681% Sr. Unsec. Nts., 6/9/14[1]	2,000,000	2,021,734
2.00% Sr. Nts., 10/18/13[1]	1,500,000	1,509,098
2.375% Sr. Unsec. Nts., 6/9/14[1]	2,000,000	2,034,126

		5,564,958

Health Care—0.4%

Pharmaceuticals—0.4%
Teva Pharmaceutical Finance Co. BV, 1.193% Sr. Unsec. Nts., 11/8/13	1,500,000	1,506,555

Industrials—4.6%

Industrial Conglomerates—3.6%
General Electric Capital Corp.:
0.54% Sr. Unsec. Nts., 9/15/14	2,750,000	2,753,575
1.13% Sr. Unsec. Unsub. Nts., 1/7/14	2,000,000	2,012,076
1.625% Sr. Unsec. Nts., 7/2/15	2,500,000	2,548,158
1.875% Sr. Unsec. Nts., 9/16/13	1,500,000	1,508,805
4.375% Sr. Unsec. Nts., 9/21/15	1,000,000	1,082,589
4.875% Sr. Unsec. Nts., 3/4/15	480,000	517,263
6.90% Sr. Unsec. Nts., 9/15/15	560,000	635,436
Series A, 1.284% Sr. Unsec. Nts., 9/23/13	2,175,000	2,183,272

		13,241,174

Road & Rail—1.0%
Union Pacific Corp., 5.125% Sr. Unsec. Nts., 2/15/14	3,705,000	3,836,205

	Principal Amount	Value

Telecommunication Services—2.2%

Diversified Telecommunication Services—2.2%
Cellco Partnership/Verizon Wireless Capital LLC:
5.55% Sr. Unsec. Nts., 2/1/14	$3,692,000	$3,822,929
7.375% Sr. Unsec. Nts., 11/15/13	4,300,000	4,451,283

		8,274,212

Total Corporate Bonds and Notes (Cost $124,855,287)		125,096,908

Certificates of Deposit—5.9%

Bank of Nova Scotia, Houston, TX, 0.826%, 1/30/14	3,000,000	3,010,068

BNP Paribas, New York, 0.74%, 1/15/14	5,500,000	5,507,865

Nordea Bank Finland plc, New York, 0.746%, 1/27/14	600,000	602,180

Rabobank Nederland NV, New York, 0.628%, 1/17/14	3,000,000	3,007,878

Skandinaviska Enskilda Banken AB, New York NY, 0.787%, 10/20/14	4,500,000	4,508,037

Swedbank AB, New York, 0.90%, 9/5/13	5,000,000	5,012,235

Total Certificates of Deposit (Cost $21,592,683)		21,648,263

Short-Term Notes/Commercial Paper—60.3%

Banks—4.1%
Commonwealth Bank of Australia, New York, NY, 1.031%, 6/14/13	3,000,000	3,000,000

Deutsche Bank Financial LLC, 0.621%, 7/15/13	5,000,000	4,997,083

ING Bank NV, 1.597%, 10/18/13[1]	5,000,000	5,026,980
Nordea Bank AB, 3.70%, 11/13/14[1]	1,166,000	1,219,864

2      OPPENHEIMER SHORT DURATION FUND

	Principal Amount	Value

Banks (Continued)
UBS AG, Stamford, CT, 1.276%, 1/28/14	$1,100,000	$1,106,902

		15,350,829

Beverages—0.5%
Eni Finance International SA, 0.33%, 5/3/13[2]	1,950,000	1,949,964

Food Products—1.7%
Tesco Treasury Services plc, 0.411%, 8/16/13[2]	6,000,000	5,993,052

Insurance—3.9%
Prudential Financial, Inc.:
0.603%, 12/27/13[2]	8,000,000	7,971,509
0.603%, 1/24/14[2]	2,500,000	2,488,829
0.682%, 9/6/13[2]	1,000,000	998,585
0.683%, 10/1/13[2]	1,000,000	998,148
0.752%, 6/14/13[2]	1,500,000	1,499,494

		13,956,565

Leasing & Factoring—10.6%
Daimler Finance North America LLC:
0.865%, 11/5/13[2]	2,000,000	1,994,803
1.026%, 9/10/13[2]	1,500,000	1,497,606
1.026%, 9/19/13[2]	1,000,000	998,237
1.077%, 10/15/13[2]	5,500,000	5,487,885

Hitachi Capital America Corp.:
0.36%, 5/28/13	4,070,000	4,068,901
0.37%, 5/20/13	10,500,000	10,497,950

Nissan Motor Acceptance Corp.:
0.32%, 5/15/13[2]	5,000,000	4,999,378
0.33%, 5/2/13[2]	4,000,000	3,999,963
0.34%, 5/7/13[2]	5,750,000	5,749,674

		39,294,397

	Principal Amount	Value

Metals & Mining—4.2%
Xstrata Finance (Canada) Ltd.:
0.38%, 5/7/13[1]	$10,500,000	$10,499,335
0.38%, 5/3/13[1]	5,300,000	5,299,888

		15,799,223

Municipal—5.1%
Albany Industrial Development Agency, 1%, 5/1/27[3]	1,205,000	1,205,000

Albuquerque, NM Industrial Revenue Bonds, CVI Laser Corp. Project, Series 1998, 0.51%, 6/1/18[3]	1,100,000	1,100,000

Babylon Industrial Development Agency, 0.63%, 3/1/24[3]	165,000	165,000

Grant Cnty., WV Cnty. Commission Solid Waste Disposal Revenue Bonds, 0.45%, 5/3/13	4,500,000	4,500,000

Louisiana Stadium & Exposition District, 0.985%, 7/1/14	1,920,000	1,924,570

Union County, AR Industrial Development Revenue Bonds, Tin Fiber Project, 0.41%, 10/1/27[3]	9,850,000	9,850,000

		18,744,570

Oil, Gas & Consumable Fuels—6.8%
Apache Corp.:
0.32%, 5/7/13	10,000,000	9,999,467

3      OPPENHEIMER SHORT DURATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Oil, Gas & Consumable Fuels (Continued)
0.33%, 5/20/13	$5,250,000	$5,249,086

Canadian Natural Resources, 0.33%, 5/2/13[1]	1,750,000	1,749,984

Eni Finance USA, Inc.:
0.30%, 5/1/13[2]	1,100,000	1,100,000
0.857%, 4/10/14[2]	7,000,000	6,939,450

		25,037,987

Personal Products—0.7%
Reckitt Benckiser Treasury Services plc, 0.723%, 9/26/13[2]	2,500,000	2,497,624

Receivables Finance—6.0%
Arabella Finance LLC, 0.50%, 5/2/13[2]	11,000,000	10,999,847

Silver Tower US Funding, 0.47%, 5/2/13[2]	11,000,000	10,999,856

		21,999,703

Special Purpose Financial—11.7%
Collateralized Commercial Paper II Co. LLC, 0.502%, 3/14/14[1]	6,000,000	5,970,055

Govco, Inc.:
0.511%, 6/25/13[2]	1,500,000	1,499,354
0.541%, 6/24/13[2]	2,000,000	1,999,153
0.581%, 5/6/13[2]	9,500,000	9,499,235

Northern Pines, 0.602%, 10/4/13[1]	5,000,000	4,992,041

Omnicom Capital, Inc., 0.32%, 5/21/13[2]	15,000,000	14,997,333

Ridgefield Funding Co. LLC, 0.43%, 5/7/13	4,400,000	4,399,685

		43,356,856

	Principal Amount	Value

Telephone Utilities—5.0%
AT&T, Inc.:
0.511%, 7/22/13[2]	$4,000,000	$3,996,788
0.511%, 7/23/13[2]	4,000,000	3,996,733

Vodafone Group plc:
0.755%, 12/30/13	2,800,000	2,789,201
0.873%, 7/24/13	6,000,000	5,995,084
1.105%, 7/31/13	2,000,000	1,998,190

		18,775,996

Total Short-Term Notes/Commercial Paper (Cost $222,687,215)		222,756,766

Total Investments, at Value (Cost $369,135,185)	100.1%	369,501,937

Liabilities in Excess of Other Assets	(0.1)	(364,023)

Net Assets	100.0%	$369,137,914

4      OPPENHEIMER SHORT DURATION FUND

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $87,687,994 or 23.75% of the Fund’s net assets as of April 30, 2013.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $115,152,500 or 31.19% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

3. Represents the current interest rate for a variable or increasing rate security.

The following issuer is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2013 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. There were no affiliate securities held by the Fund as of April 30, 2013. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares July 31, 2012	Gross Additions	Gross Reductions	Shares April 30, 2013

Oppenheimer Institutional Money Market Fund, Cl. E	662	2,600,005	2,600,667	—

				Income

Oppenheimer Institutional Money Market Fund, Cl. E				$36

5      OPPENHEIMER SHORT DURATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the

6      OPPENHEIMER SHORT DURATION FUND

Securities Valuation (Continued)

exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and

7      OPPENHEIMER SHORT DURATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

Securities Valuation (Continued)

ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

8      OPPENHEIMER SHORT DURATION FUND

Securities Valuation (Continued)

The table below categorizes amounts as of April 30, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Corporate Bonds and Notes	$—	$125,096,908	$—	$125,096,908
Certificates of Deposit	—	21,648,263	—	21,648,263
Short-Term Notes/Commercial Paper	—	222,756,766	—	222,756,766

Total Assets	$—	$369,501,937	$—	$369,501,937

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$369,135,185

Gross unrealized appreciation	405,883
Gross unrealized depreciation	(39,131)

Net unrealized appreciation	$366,752

9      OPPENHEIMER SHORT DURATION FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/30/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Short Duration Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	6/11/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	6/11/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	6/11/2013